Derivative financial instruments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012 contract	Dec. 31, 2011 item
Remaining year 2012 | Basis Swaps
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)	200,000
January 2013 - December 2013 | Basis Swaps
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)	500,000
Derivatives not designated as hedges
Derivative financial instruments
Number of open derivative contracts	54	44
Oil derivatives | April 2012 - October 2012 | Swaps
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)		100,000
Swap price (in dollars per unit)		101.00
Oil derivatives | April 2012 - October 2012 | Collars
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)		160,000
Floor price (in dollars per unit)		85.00
Ceiling price (in dollars per unit)		125.00
Oil derivatives | April 2012 - December 2012 | Swaps
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)		90,000
Swap price (in dollars per unit)		100.10
Oil derivatives | April 2012 - December 2012 | Collars
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)	270,000
Floor price (in dollars per unit)	90.00
Ceiling price (in dollars per unit)	126.50
Oil derivatives | Remaining year 2012 | Puts
Open positions
Hedged volume (Bbls/MMBtu)	336,000
Weighted average price (in dollars per Bbl)	65.79
Oil derivatives | Remaining year 2012 | Swaps
Open positions
Hedged volume (Bbls/MMBtu)	366,000
Weighted average price (in dollars per Bbl)	93.52
Oil derivatives | Remaining year 2012 | Collars
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)		80,000
Floor price (in dollars per unit)		95.00
Ceiling price (in dollars per unit)		125.70
Open positions
Hedged volume (Bbls/MMBtu)	603,000
Weighted average floor price (in dollars per Bbl/MMBtu)	79.50
Weighted average ceiling price (in dollars per Bbl/MMBtu)	118.09
Oil derivatives | April 2013 - October 2013 | Puts
Open positions
Hedged volume (Bbls/MMBtu)		672,000
Weighted average price (in dollars per Bbl)		65.79
Oil derivatives | April 2013 - October 2013 | Swaps
Open positions
Hedged volume (Bbls/MMBtu)		732,000
Weighted average price (in dollars per Bbl)		93.52
Oil derivatives | April 2013 - October 2013 | Collars
Open positions
Hedged volume (Bbls/MMBtu)		846,000
Weighted average floor price (in dollars per Bbl/MMBtu)		75.04
Weighted average ceiling price (in dollars per Bbl/MMBtu)		114.50
Oil derivatives | January 2013 - December 2013 | Puts
Open positions
Hedged volume (Bbls/MMBtu)	1,080,000	1,080,000
Weighted average price (in dollars per Bbl)	65.00	65.00
Oil derivatives | January 2013 - December 2013 | Swaps
Open positions
Hedged volume (Bbls/MMBtu)	600,000	600,000
Weighted average price (in dollars per Bbl)	96.32	96.32
Oil derivatives | January 2013 - December 2013 | Collars
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)	240,000
Floor price (in dollars per unit)	90.00
Ceiling price (in dollars per unit)	118.35
Open positions
Hedged volume (Bbls/MMBtu)	768,000	528,000
Weighted average floor price (in dollars per Bbl/MMBtu)	79.38	74.55
Weighted average ceiling price (in dollars per Bbl/MMBtu)	121.67	123.18
Oil derivatives | January 2014 - December 2014 | Puts
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)	360,000
Floor price (in dollars per unit)	75.00
Open positions
Hedged volume (Bbls/MMBtu)	540,000
Weighted average price (in dollars per Bbl)	75.00
Oil derivatives | January 2014 - December 2014 | Collars
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)	198,000
Floor price (in dollars per unit)	70.00
Ceiling price (in dollars per unit)	140.00
Open positions
Hedged volume (Bbls/MMBtu)	726,000	528,000
Weighted average floor price (in dollars per Bbl/MMBtu)	75.45	77.50
Weighted average ceiling price (in dollars per Bbl/MMBtu)	129.09	125.00
Oil derivatives | January 2015 - December 2015 | Puts
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)	360,000
Floor price (in dollars per unit)	75.00
Open positions
Hedged volume (Bbls/MMBtu)	456,000
Weighted average price (in dollars per Bbl)	75.00
Oil derivatives | January 2015 - December 2015 | Collars
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)	252,000
Floor price (in dollars per unit)	75.00
Ceiling price (in dollars per unit)	135.00
Open positions
Hedged volume (Bbls/MMBtu)	252,000
Weighted average floor price (in dollars per Bbl/MMBtu)	75.00
Weighted average ceiling price (in dollars per Bbl/MMBtu)	135.00
Oil derivatives | January 2014 - December 2014 | Puts
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)	180,000
Floor price (in dollars per unit)	75.00
Natural gas derivatives | April 2012 - October 2012 | Swaps
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)	700,000
Swap price (in dollars per unit)	2.72
Natural gas derivatives | April 2012 - October 2012 | Basis Swaps
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)		500,000
Swap price (in dollars per unit)		0.26
Natural gas derivatives | Remaining year 2012 | Puts
Open positions
Hedged volume (Bbls/MMBtu)	2,160,000
Weighted average price (in dollars per MMBtu)	5.38
Natural gas derivatives | Remaining year 2012 | Swaps
Open positions
Hedged volume (Bbls/MMBtu)	1,240,000
Weighted average price (in dollars per MMBtu)	5.04
Natural gas derivatives | Remaining year 2012 | Collars
Open positions
Hedged volume (Bbls/MMBtu)	3,900,000
Weighted average floor price (in dollars per Bbl/MMBtu)	4.12
Weighted average ceiling price (in dollars per Bbl/MMBtu)	5.79
Natural gas derivatives | Remaining year 2012 | Basis Swaps
Open positions
Hedged volume (Bbls/MMBtu)	1,440,000
Weighted average price (in dollars per MMBtu)	0.31
Natural gas derivatives | April 2013 - October 2013 | Puts
Open positions
Hedged volume (Bbls/MMBtu)		4,320,000
Weighted average price (in dollars per MMBtu)		5.38
Natural gas derivatives | April 2013 - October 2013 | Swaps
Open positions
Hedged volume (Bbls/MMBtu)		1,680,000
Weighted average price (in dollars per MMBtu)		6.14
Natural gas derivatives | April 2013 - October 2013 | Collars
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)	700,000
Floor price (in dollars per unit)	3.25
Ceiling price (in dollars per unit)	3.90
Open positions
Hedged volume (Bbls/MMBtu)		7,800,000
Weighted average floor price (in dollars per Bbl/MMBtu)		4.12
Weighted average ceiling price (in dollars per Bbl/MMBtu)		5.79
Natural gas derivatives | April 2013 - October 2013 | Basis Swaps
Open positions
Hedged volume (Bbls/MMBtu)		2,880,000
Weighted average price (in dollars per MMBtu)		0.31
Natural gas derivatives | January 2013 - December 2013 | Puts
Open positions
Hedged volume (Bbls/MMBtu)	6,600,000	6,600,000
Weighted average price (in dollars per MMBtu)	4.00	4.00
Natural gas derivatives | January 2013 - December 2013 | Collars
Open positions
Hedged volume (Bbls/MMBtu)	7,300,000	6,600,000
Weighted average floor price (in dollars per Bbl/MMBtu)	3.93	4.00
Weighted average ceiling price (in dollars per Bbl/MMBtu)	6.75	7.05
Natural gas derivatives | January 2013 - December 2013 | Basis Swaps
Open positions
Hedged volume (Bbls/MMBtu)	1,200,000	1,200,000
Weighted average price (in dollars per MMBtu)	0.33	0.33
Natural gas derivatives | January 2014 - December 2014 | Collars
Open positions
Hedged volume (Bbls/MMBtu)	6,960,000	6,960,000
Weighted average floor price (in dollars per Bbl/MMBtu)	4.00	4.00
Weighted average ceiling price (in dollars per Bbl/MMBtu)	7.03	7.03
Natural gas derivatives | January 2015 - December 2015 | Swaps
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)		350,000
Swap price (in dollars per unit)		4.75
Interest rate derivatives | Remaining year 2012
Interest rate derivatives
Notional amount	100,000
Interest rate derivatives | April 2013 - October 2013
Interest rate derivatives
Notional amount		260,000
Interest rate derivatives | January 2013 - December 2013
Interest rate derivatives
Notional amount	100,000	100,000
Interest rate cap | Remaining year 2012
Interest rate derivatives
Notional amount	50,000
Cap rate (as a percent)	3.00%
Interest rate cap | April 2013 - October 2013
Interest rate derivatives
Notional amount		50,000
Cap rate (as a percent)		3.00%
Interest rate cap | January 2013 - December 2013
Interest rate derivatives
Notional amount	50,000	50,000
Cap rate (as a percent)	3.00%	3.00%
Interest rate 1.11% fixed rate | Remaining year 2012
Interest rate derivatives
Notional amount	50,000
Fixed rate (as a percent)	1.11%
Interest rate 1.11% fixed rate | April 2013 - October 2013
Interest rate derivatives
Notional amount		50,000
Fixed rate (as a percent)		1.11%
Interest rate 1.11% fixed rate | January 2013 - December 2013
Interest rate derivatives
Notional amount	50,000	50,000
Fixed rate (as a percent)	1.11%	1.11%